FINANCIAL RISK MANAGEMENT - CREDIT RISK - Factoring (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($) subsidiary	Dec. 15, 2023 EUR (€) subsidiary
Factoring
Number of subsidiaries | subsidiary			2	2
Accounts receivable, net	$ 607.1	$ 599.8
Factoring | Third-party banking institution ("Factor in EMEA") | Maximum
Factoring
Accounts receivable, net | €				€ 60.0
Credit risk | Factoring | Third-party banking institution ("Factor")
Factoring
Maximum amount of accounts receivable agreed to sell	$ 50.0
Advance funding as a percentage of principal value of the invoice on a non-recourse basis (in percent)	100.00%
Commission fee (in percent)	0.40%
Margin on adjustment rate, Daily Simple SOFR (in percent)	1.50%
Year-end value of uncollected receivables transferred as part of the factoring program	$ 0.1	39.4
Accounts receivable, net	91.8	232.9
Credit risk | Factoring | Third-party banking institution ("Factor in EMEA")
Factoring
Year-end value of uncollected receivables transferred as part of the factoring program	59.1	57.9
Accounts receivable, net	$ 193.2	$ 58.1
Recourse or other liabilities included			$ 0.0